Label	Element	Value
T. Rowe Price Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus and Summary Prospectus dated May 1, 2024

The fund currently has the following investment policy:

The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in common stocks listed in the United States, with an emphasis on large-cap stocks that have a strong track record of paying dividends or that are believed to be undervalued.

Effective March 1, 2025, this investment policy will be replaced with the following:

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities with a track record of paying dividends.